General	6 Months Ended
Jun. 30, 2014
General [Abstract]
General
Note 1 - General

Silicom Ltd. is an Israeli corporation engaged in designing, manufacturing, marketing and supporting high performance networking and data infrastructure solutions for a broad range of servers, server based systems and communications devices.

The Company's shares have been traded in the United States on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), since February 1994 and in Israel on the Tel Aviv Stock Exchange ("TASE"), since December 2005. Since February 11, 2008, the Company's shares have been traded on the NASDAQ Global Market (prior thereto they were traded on the NASDAQ Capital Market). Since June 16, 2013 the Company's shares have been included in the Tel-Aviv 100 Index.

Silicom markets its products directly, through Original Equipment Manufacturers ("OEMs") which sell the Company's connectivity products under their own private labels or incorporate the Company's products into their products.

In these Condensed Interim Consolidated financial statements the terms "Company" or Silicom refer to Silicom Ltd. and its wholly owned subsidiary, Silicom Connectivity Solutions, Inc., whereas the term "subsidiary" refers to Silicom Connectivity Solutions, Inc.